Shareholder Fees {- Fidelity® Series Real Estate Income Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Series Real Estate Income Fund Series PRO-07 | Fidelity® Series Real Estate Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none